Offsetting of financial assets and financial liabilities (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2015	Dec. 31, 2014
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	SFr 380,300	SFr 621,000
Offsetting	(356,200)	(590,300)
of which counterparty netting	(333,100)	(561,600)
of which cash collateral netting	(23,100)	(28,700)
Total net derivatives subject to enforceable master netting agreements	24,100	30,700
Total derivatives not subject to enforceable master netting agreements	7,300	8,800
Total net derivatives presented in the consolidated balance sheets	31,400	39,500
Offsetting of securities purchased under resale agreements and securities borrowing transactions
Securities purchased under resale agreements, gross	101,200	119,300
Securities purchased under resale agreements, offsetting	(23,900)	(28,000)
Securities purchased under resale agreements, net	77,300	91,300
Securities borrowing transactions, gross	24,400	27,800
Securities borrowing transactions, offsetting	(6,000)	(6,900)
Securities borrowing transactions, net	18,400	20,900
Total subject to enforceable master netting agreements, gross	125,600	147,100
Total subject to enforceable master netting agreements, offsetting	(29,900)	(34,900)
Total subject to enforceable master netting agreements, net	95,700	112,200
Total not subject to enforceable master netting agreements	42,500	51,000
Total, gross	168,100	198,100
Total, net	138,200	163,200
of which reported at fair value	80,636	104,283
Amounts not offset in the consolidated balance sheets
Derivatives, net	24,100	30,700
Derivatives, financial instruments	5,800	6,500
Derivatives, cash collateral received/pledged	200	100
Derivatives, net exposure	18,100	24,100
Securities purchased under resale agreements, net	77,300	91,300
Securities purchased under resale agreements, financial instruments	77,300	91,300
Securities purchased under resale agreements, cash collateral received/pledged	0	0
Securities purchased under resale agreements, net exposure	0	0
Securities borrowing transactions, net	18,400	20,900
Securities borrowing transactions, financial instruments	18,000	20,300
Securities borrowing transactions, cash collateral received/pledged	0	0
Securities borrowing transactions, net exposure	400	600
Total financial assets subject to enforceable, net	119,800	142,900
Total financial assets subject to enforceable, financial instruments	101,100	118,100
Total financial assets subject to enforceable, cash collateral received/pledged	200	100
Total financial assets subject to enforceable, net exposure	18,500	24,700
Trading assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	30,000	38,000
Other assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	1,400	1,500
OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	120,700	264,100
Offsetting	(118,900)	(261,700)
Total net derivatives subject to enforceable master netting agreements	1,800	2,400
Amounts not offset in the consolidated balance sheets
Derivatives, net	1,800	2,400
OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	246,900	343,900
Offsetting	(225,400)	(316,700)
Total net derivatives subject to enforceable master netting agreements	21,500	27,200
Amounts not offset in the consolidated balance sheets
Derivatives, net	21,500	27,200
Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	12,700	13,000
Offsetting	(11,900)	(11,900)
Total net derivatives subject to enforceable master netting agreements	800	1,100
Amounts not offset in the consolidated balance sheets
Derivatives, net	800	1,100
Interest rate derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	268,600	471,500
Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	115,100	257,800
Interest rate derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	153,300	213,600
Interest rate derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	200	100
Foreign exchange derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	61,300	87,000
Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	61,200	86,900
Foreign exchange derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	100	100
Equity/index-related derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	26,300	27,200
Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	13,900	14,800
Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	12,400	12,400
Credit derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	20,700	26,300
Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	5,600	6,300
Credit derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	15,100	20,000
Other products
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	3,400	9,000
Other products | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	3,400	8,600
Other products | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	SFr 0	SFr 400